UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: January 31, 2010

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Emerging Markets Debt Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

1/31/10

EMD-SEM

LETTER FROM THE CEO

Dear Shareholders:

Most global financial markets, after suffering the biggest declines since the Great Depression, experienced an impressive resurgence during 2009. Despite this turnaround, the U.S. Federal Reserve Board and central banks around the world continued to hold interest rates at historical lows. As most asset prices rebounded in the second half of 2009 and the demand for liquidity waned, the debate over the existence of asset bubbles and the need for monetary policy changes grew louder, creating added uncertainty about the timing and amount of any future interest rate changes.

Even with the significant market gains of 2009, many analysts seem to be predicting one of two likely scenarios for the U.S. economy. More conservative pundits say the recession for large areas of the country will continue to “moderate” — meaning the economy will continue to deteriorate, but at a slower pace. The more optimistic scenario is that a broader recovery will take hold and continue to gain momentum gradually.

Regardless of which recovery scenario plays out, the approximately 15 million Americans who are currently unemployed are almost certain to feel excluded — at least until significant job creation occurs. Meanwhile, an overleveraged global financial system continues to raise doubts about a prolonged upturn. Although progress has been made in recapitalizing U.S. and European banks, financial instability remains the biggest threat to sustainable growth.

While there remains lingering skepticism among many economists, MFS® believes that worldwide markets will stabilize with potential for growth. We are also mindful of the many challenges still facing our global economy, and we want to take this opportunity to remind investors about the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

March 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Sovereign Emerging	49.6%
Other Government Entity-Emerging Quasi Government	23.8%
Corporate	16.4%
U.S. Government Hedge (t)	(5.3)%

Credit quality of long-term debt securities (a)(r)
AA	1.4%
A	3.9%
BBB	37.4%
BB	37.4%
B	18.2%
CCC	0.4%
D (o)	0.0%
Not Rated	1.3%

Portfolio facts
Average Duration (d)(i)	6.0
Average Effective Maturity (i)(m)	10.3 yrs.
Average Credit Quality of Rated Securities (long-term) (a)(b)	BB+

Issuer country weightings (i)
Russia	13.6%
Brazil	10.7%
United States	10.6%
Mexico	8.8%
Venezuela	7.9%
Turkey	6.0%
Indonesia	5.9%
Philippines	5.5%
Argentina	4.2%
Other Countries	26.8%

(a)	Includes debt securities that either have long-term public ratings or are U.S. Government-Related Securities. U.S. Government-Related Securities consist of U.S. Treasury securities, and certain securities issued by certain U.S. Government agencies or U.S. Government-Sponsored entities. U.S. Government-Related Securities are assigned a “AAA” rating. Each long-term rated security is assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Securities that do not have a long-term public rating (with the exception of U.S. Government-Related Securities) are excluded from the average credit quality calculation and are included in the above credit quality of long-term debt securities table as “Not Rated”, subject to the next sentence. Convertible bonds, currencies, futures, options, swaps, cash, and cash-equivalents are excluded from both the above credit quality of long-term debt securities table and the average credit quality calculation. Average ratings are converted to the S&P scale and are subject to change.

Portfolio Composition – continued

(b)	The average credit quality of rated securities is a market weighted average (using a linear scale) of debt securities that either have long-term public ratings or are U.S. Government-Related securities. All securities that do not have a long-term public rating (with the exception of U.S. Government-Related securities) are excluded from the average credit quality calculation.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from derivative holdings, if applicable. Equivalent Exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(r)	Percentages are based on the total market value of long-term debt securities as of 1/31/10.
(t)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (5.3)%, which reduce the fund’s interest exposure, but not its credit exposure.

Percentages are based on net assets as of 1/31/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were examining the implementation and ramifications of quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the end of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2009 through January 31, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2009 through January 31, 2010.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/09	Ending Account Value 1/31/10	Expenses Paid During Period (p) 8/01/09-1/31/10
A	Actual	1.17%	$1,000.00	$1,102.24	$6.20
	Hypothetical (h)	1.17%	$1,000.00	$1,019.31	$5.96
B	Actual	1.93%	$1,000.00	$1,097.91	$10.21
	Hypothetical (h)	1.93%	$1,000.00	$1,015.48	$9.80
C	Actual	1.91%	$1,000.00	$1,097.96	$10.10
	Hypothetical (h)	1.91%	$1,000.00	$1,015.58	$9.70
I	Actual	0.92%	$1,000.00	$1,103.74	$4.88
	Hypothetical (h)	0.92%	$1,000.00	$1,020.57	$4.69
W	Actual	0.98%	$1,000.00	$1,103.09	$5.19
	Hypothetical (h)	0.98%	$1,000.00	$1,020.27	$4.99
R1	Actual	1.93%	$1,000.00	$1,097.91	$10.21
	Hypothetical (h)	1.93%	$1,000.00	$1,015.48	$9.80
R2	Actual	1.43%	$1,000.00	$1,100.61	$7.57
	Hypothetical (h)	1.43%	$1,000.00	$1,018.00	$7.27
R3	Actual	1.16%	$1,000.00	$1,102.23	$6.15
	Hypothetical (h)	1.16%	$1,000.00	$1,019.36	$5.90
R4	Actual	0.90%	$1,000.00	$1,103.58	$4.77
	Hypothetical (h)	0.90%	$1,000.00	$1,020.67	$4.58

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

1/31/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 88.3%
Issuer	Shares/Par		Value ($)

Foreign Bonds - 87.9%
Argentina - 4.2%
Republic of Argentina, 8.28%, 2033		$12,374,184	$8,445,381
Republic of Argentina, FRN, 0.943%, 2012		44,870,925	38,469,340
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038		72,622,000	24,146,815

			$71,061,536
Brazil - 10.6%
Banco BMG S.A., 9.95%, 2019 (n)		$5,239,000	$5,514,082
Banco do Brasil (Cayman Branch), 6%, 2020 (z)		7,660,000	7,614,666
Banco do Brasil S.A., 8.5%, 2049 (n)		7,373,000	7,833,813
Banco Votorantim, 7.375%, 2020 (z)		9,228,000	9,354,885
BFF International Ltd., 7.25%, 2020 (z)		7,342,000	7,259,403
BNDES Participacoes S.A., 6.5%, 2019 (n)		2,224,000	2,318,520
BNDES Participacoes S.A., 5.5%, 2020 (z)		10,393,000	10,174,747
CCL Finance Ltd., 9.5%, 2014 (n)		6,812,000	7,254,780
Dasa Finance Corp., 8.75%, 2018		3,176,000	3,295,100
ELETROBRAS S.A., 6.875%, 2019		6,646,000	6,928,455
ELETROBRAS S.A., 6.875%, 2019 (n)		4,484,000	4,674,570
Federative Republic of Brazil, 10%, 2012	BRL	5,452,000	2,812,843
Federative Republic of Brazil, 6%, 2017		$11,719,000	12,498,313
Federative Republic of Brazil, 8.875%, 2024		2,673,000	3,388,027
Federative Republic of Brazil, 8.25%, 2034		16,247,000	19,983,810
Federative Republic of Brazil, 7.125%, 2037		3,067,000	3,408,970
Fibria, 9.25%, 2019 (n)		6,538,000	7,306,215
Gerdau Holdings, Inc., 7%, 2020 (n)		10,786,000	10,839,930
Global Village Telecom Finance LLC, 12%, 2011 (n)		1,739,400	1,782,885
Independencia International, 9.875%, 2015 (d)(n)		569,000	149,363
ISA Capital do Brasil S.A., 8.8%, 2017		8,472,000	9,107,400
Net Servicos de Comunicacao S.A., 7.5%, 2020 (n)		5,467,000	5,549,005
Odebrecht Finance Ltd., 7%, 2020 (n)		7,440,000	7,495,800
Petrobras International Finance Co., 7.875%, 2019		3,344,000	3,791,865
Petrobras International Finance Co., 6.875%, 2040		3,784,000	3,805,936
Telemar Norte Leste S.A., 9.5%, 2019		3,950,000	4,700,500
Telemar Norte Leste S.A., 9.5%, 2019 (n)		2,830,000	3,367,700
Vale Overseas Ltd., 6.875%, 2039		8,591,000	8,772,545

			$180,984,128

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chile - 1.9%
Colbun S.A., 6%, 2020 (z)	$8,268,000	$8,262,254
Corporacion Nacional del Cobre de Chile, 6.15%, 2036	5,237,000	5,478,038
Empresa Nacional del Petroleo, 6.25%, 2019	7,663,000	8,104,818
Empresa Nacional del Petroleo, 6.25%, 2019 (n)	3,996,000	4,226,393
Enersis S.A., 7.4%, 2016	2,394,000	2,730,386
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016	3,232,000	3,387,026

		$32,188,915
China - 2.1%
Citic Resources Holdings Ltd., 6.75%, 2014	$24,646,000	$24,461,155
Lumena Resources Corp., 12%, 2014 (n)	8,071,000	7,104,937
Sino-Forest Corp., 10.25%, 2014	2,065,000	2,271,500
Sino-Forest Corp., 10.25%, 2014 (n)	1,780,000	1,958,000

		$35,795,592
Colombia - 2.6%
Ecopetrol S.A., 7.625%, 2019	$5,508,000	$5,962,410
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	7,526,000	7,827,040
Republic of Colombia, 8.125%, 2024	3,625,000	4,205,000
Republic of Colombia, 7.375%, 2037	9,365,000	9,950,312
Republic of Colombia, 6.125%, 2041	8,577,000	7,719,300
Republic of Colombia, FRN, 2.084%, 2015	8,370,000	8,286,300

		$43,950,362
Croatia - 0.7%
Republic of Croatia, 6.75%, 2019 (n)	$11,267,000	$11,934,896
Republic of Croatia, 6.75%, 2019	400,000	423,712

		$12,358,608
Dominican Republic - 0.2%
Dominican Republic, 8.625%, 2027	$3,688,000	$3,909,280

El Salvador - 1.2%
Republic of El Salvador, 7.375%, 2019 (n)	$9,366,000	$9,857,715
Republic of El Salvador, 7.75%, 2023	8,153,000	8,866,388
Republic of El Salvador, 8.25%, 2032	1,133,000	1,205,229

		$19,929,332
Hungary - 0.5%
Republic of Hungary, 6.25%, 2020	$9,141,000	$9,168,514

Indonesia - 5.8%
Bumi Capital Pte Ltd., 12%, 2016 (n)	$7,888,000	$8,104,920

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Indonesia - continued
Listrindo Capital B.V., 9.25%, 2015 (z)	$5,542,000	$5,694,460
Majapahit Holding B.V., 7.75%, 2016	2,795,000	2,976,675
Majapahit Holding B.V., 8%, 2019 (n)	3,915,000	4,149,900
Majapahit Holding B.V., 7.75%, 2020 (n)	23,873,000	24,708,555
Republic of Indonesia, 6.875%, 2018 (n)	1,808,000	1,961,680
Republic of Indonesia, 6.875%, 2018	5,961,000	6,467,685
Republic of Indonesia, 11.625%, 2019	1,000,000	1,412,500
Republic of Indonesia, 11.625%, 2019 (n)	5,848,000	8,260,300
Republic of Indonesia, 5.875%, 2020 (z)	23,285,000	23,605,169
Republic of Indonesia, 8.5%, 2035	1,251,000	1,479,307
Republic of Indonesia, 7.75%, 2038	8,981,000	9,912,779

		$98,733,930
Iraq - 0.5%
Republic of Iraq, 5.8%, 2028	$10,199,000	$7,802,235

Jamaica - 0.2%
Digicel Group Ltd., 12%, 2014 (n)	$1,415,000	$1,570,650
Government of Jamaica, 9.25%, 2025	1,840,000	1,619,200

		$3,189,850
Kazakhstan - 2.6%
Eurasian Development Bank, 7.375%, 2014 (n)	$4,674,000	$4,954,440
Intergas Finance B.V., 6.375%, 2017	3,110,000	3,063,350
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	1,861,000	2,023,838
KazMunaiGaz Finance B.V., 11.75%, 2015	15,205,000	18,740,163
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	13,249,000	16,329,393

		$45,111,184
Malaysia - 0.4%
Petronas Capital Ltd., 5.25%, 2019 (n)	$6,929,000	$6,975,875

Mexico - 8.6%
Alestra S.A. de R.L. de C.V., 11.75%, 2014 (n)	$4,564,000	$5,134,500
Axtel S.A.B. de C.V., 9%, 2019 (n)	3,320,000	3,411,300
Axtel S.A.B. de C.V., 9%, 2019	400,000	411,000
CEMEX Finance LLC, 9.5%, 2016 (n)	11,488,000	11,689,040
Controladora Mabe S.A. de C.V., 7.875%, 2019 (n)	2,945,000	2,952,363
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)	2,237,000	2,326,480
Desarrolladora Homex S.A., 9.5%, 2019 (n)	2,650,000	2,716,250
Grupo Posadas S.A. de C.V., 9.25%, 2015 (z)	6,994,000	7,168,850
Pemex Project Funding Master Trust, 5.75%, 2018	30,220,000	30,394,732
Pemex Project Funding Master Trust, 6.625%, 2035	33,741,000	31,387,025

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mexico - continued
Pemex Project Funding Master Trust, 6.625%, 2038	$5,001,000	$4,626,480
Petroleos Mexicanos, 6%, 2020 (z)	9,677,000	9,559,715
United Mexican States, 5.95%, 2019	10,528,000	11,122,832
United Mexican States, 5.125%, 2020	5,879,000	5,864,302
United Mexican States, 6.05%, 2040	10,528,000	10,133,200
Urbi Desarrollos Urbanos S.A. de C.V., 9.5%, 2020 (z)	7,934,000	8,013,340

		$146,911,409
Panama - 1.6%
Newland International Properties Corp., 9.5%, 2014	$2,534,000	$2,280,600
Newland International Properties Corp., 9.5%, 2014 (n)	2,500,000	2,250,000
Panama Canal Railway Co., 7%, 2026	3,699,832	2,922,867
Panama Canal Railway Co., 7%, 2026 (n)	1,941,496	1,533,782
Republic of Panama, 5.2%, 2020	5,851,000	5,821,745
Republic of Panama, 9.375%, 2029	9,989,000	13,235,425

		$28,044,419
Peru - 2.7%
Banco de Credito del Peru, 9.75% to 2019, FRN to 2069 (n)	$4,689,000	$5,041,493
IIRSA Norte Finance Ltd., 8.75%, 2024	6,040,437	6,372,661
IIRSA Norte Finance Ltd., 8.75%, 2024 (n)	1,537,628	1,622,198
Peru Enhanced Pass-Through Trust, 0%, 2018	8,329,620	6,434,631
Republic of Peru, 7.125%, 2019	2,994,000	3,383,220
Republic of Peru, 7.35%, 2025	10,719,000	11,978,482
Republic of Peru, 6.55%, 2037	4,439,000	4,461,195
Southern Copper Corp., 7.5%, 2035	7,424,000	7,501,596

		$46,795,476
Philippines - 5.5%
National Power Corp., 6.875%, 2016 (n)	$477,000	$508,005
National Power Corp., 8.4%, 2016	786,000	880,320
Power Sector Assets & Liabilities Management Corp., 7.39%, 2024 (n)	5,693,000	5,849,558
Republic of Philippines, 9.375%, 2017	13,979,000	17,333,960
Republic of Philippines, 9.875%, 2019	6,376,000	8,248,950
Republic of Philippines, 6.5%, 2020	4,320,000	4,568,000
Republic of Philippines, 6.5%, 2020	5,920,000	6,260,800
Republic of Philippines, 7.5%, 2024	11,349,000	12,625,762
Republic of Philippines, 10.625%, 2025	5,806,000	8,026,795
Republic of Philippines, 6.375%, 2032	11,466,000	10,978,695
Republic of Philippines, 6.375%, 2034	18,725,000	17,648,313

		$92,929,158

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Poland - 0.5%
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)	$6,669,000	$7,002,450
Republic of Poland, 6.375%, 2019	1,079,000	1,167,401

		$8,169,851
Qatar - 2.2%
Qtel International Finance Ltd., 7.875%, 2019	$5,011,000	$5,698,970
Qtel International Finance Ltd., 7.875%, 2019 (n)	6,256,000	7,114,899
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019	3,000,000	3,285,099
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	5,713,000	6,255,924
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 2020	3,593,000	3,588,688
State of Qatar, 4%, 2015 (n)	2,503,000	2,506,129
State of Qatar, 5.25%, 2020 (n)	6,203,000	6,226,261
State of Qatar, 5.25%, 2020	400,000	401,500
State of Qatar, 6.4%, 2040 (n)	1,906,000	1,891,705

		$36,969,175
Russia - 13.1%
Alrosa Finance S.A., 8.875%, 2014	$5,102,000	$5,363,733
Eurasian Development Bank, 7.375%, 2014	5,096,000	5,401,760
Evraz Group S.A., 8.25%, 2015	4,186,000	4,170,302
Gaz Capital S.A., 8.125%, 2014	39,684,000	43,106,745
Gaz Capital S.A., 8.125%, 2014 (n)	3,042,000	3,304,373
Gaz Capital S.A., 8.146%, 2018	6,123,000	6,643,455
Gaz Capital S.A., 9.25%, 2019	23,511,000	26,802,540
Russian Agricultural Bank, 7.125%, 2014 (n)	442,000	471,349
Russian Federation, 7.5%, 2030	104,169,656	117,201,280
TNK-BP Finance S.A., 6.25%, 2015 (z)	2,999,000	2,984,836
TNK-BP Finance S.A., 7.25%, 2020 (z)	7,318,000	7,252,138

		$222,702,511
Serbia - 0.8%
Republic of Serbia, 6.75%, 2024	$13,018,000	$12,887,820

Singapore - 0.1%
DBS Capital Funding Corp., 7.675% to 2011, FRN to 2049	$2,157,000	$2,211,460

South Africa - 0.2%
Republic of South Africa, 6.875%, 2019	$3,795,000	$4,202,963

South Korea - 0.3%
Export-Import Bank of Korea, 5.875%, 2015	$1,659,000	$1,781,313
Woori America Bank, 7%, 2015 (n)	2,091,000	2,302,206

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
South Korea - continued
Woori Bank, 7%, 2015	$850,000	$935,856

		$5,019,375
Trinidad & Tobago - 1.7%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	$12,647,000	$14,259,493
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019	8,123,000	9,158,683
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	5,257,000	4,875,868

		$28,294,044
Turkey - 5.9%
Republic of Turkey, 7.25%, 2015	$3,595,000	$4,017,412
Republic of Turkey, 7.5%, 2017	5,592,000	6,318,960
Republic of Turkey, 6.75%, 2018	2,709,000	2,925,720
Republic of Turkey, 7%, 2019	10,784,000	11,754,560
Republic of Turkey, 7.5%, 2019	13,350,000	15,018,750
Republic of Turkey, 7%, 2020	1,817,000	1,971,445
Republic of Turkey, 7.375%, 2025	23,453,000	25,739,667
Republic of Turkey, 11.875%, 2030	7,169,000	11,344,942
Republic of Turkey, 8%, 2034	8,397,000	9,509,602
Republic of Turkey, 7.25%, 2038	6,283,000	6,487,198
Republic of Turkey, 6.75%, 2040	4,974,000	4,830,998

		$99,919,254
Ukraine - 0.7%
Naftogaz Ukraine, 9.5%, 2014	$2,138,000	$2,007,924
Republic of Ukraine, 6.385%, 2012	1,744,000	1,622,094
Republic of Ukraine, 7.65%, 2013	3,682,000	3,424,628
Republic of Ukraine, 6.75%, 2017	1,473,000	1,222,737
Ukraine Government International, 6.58%, 2016	3,978,000	3,302,138

		$11,579,521
Uruguay - 2.3%
Republic of Uruguay, 8%, 2022	$17,990,728	$20,572,397
Republic of Uruguay, 6.875%, 2025	8,033,000	8,394,485
Republic of Uruguay, 7.625%, 2036	8,866,000	9,553,115

		$38,519,997
Venezuela - 7.7%
Petroleos de Venezuela S.A., 5.25%, 2017	$12,434,200	$7,522,691
Republic of Venezuela, 8.5%, 2014	4,063,000	3,311,345
Republic of Venezuela, 5.75%, 2016	33,429,000	23,567,445
Republic of Venezuela, 7%, 2018	29,034,000	19,452,780
Republic of Venezuela, 7.75%, 2019	34,984,000	23,695,363

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Venezuela - continued
Republic of Venezuela, 9%, 2023	$26,377,000	$18,595,785
Republic of Venezuela, 8.25%, 2024	20,726,000	13,471,278
Republic of Venezuela, 7.65%, 2025	22,128,000	13,719,360
Republic of Venezuela, 9.25%, 2027	9,400,000	7,073,500

		$130,409,547
Vietnam - 0.5%
Republic of Vietnam, 6.875%, 2016	$2,583,000	$2,715,510
Republic of Vietnam, 6.75%, 2020 (z)	6,619,000	6,643,821

		$9,359,331
Total Foreign Bonds		$1,496,084,652

U.S. Bonds - 0.4%
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	$5,496,000	$5,976,900
Freeport-McMoRan Copper & Gold, Inc., FRN, 3.881%, 2015	1,216,000	1,209,263

Total U.S. Bonds		$7,186,163
Total Bonds (Identified Cost, $1,441,561,878)		$1,503,270,815

Money Market Funds (v) - 10.2%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value	173,236,263	$173,236,263

Collateral for Securities Loaned - 0.0%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	87,413	$87,413
Total Investments (Identified Cost, $1,614,885,554)		$1,676,594,491

Other Assets, Less Liabilities - 1.5%		26,225,442
Net Assets - 100.0%		$1,702,819,933

(d)	Non-income producing security - in default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $282,404,953 representing 16.6% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Portfolio of Investments (unaudited) – continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
BFF International Ltd., 7.25%, 2020	1/21/10	$7,277,953	$7,259,403
BNDES Participacoes S.A., 5.5%, 2020	1/05/10-1/20/10	10,261,210	10,174,747
Banco Votorantim, 7.375%, 2020	1/12/10-1/25/10	9,238,886	9,354,885
Banco do Brasil (Cayman Branch), 6%, 2020	1/15/10-1/28/10	7,615,722	7,614,666
Colbun S.A., 6%, 2020	1/14/10-1/22/10	8,190,649	8,262,254
Grupo Posadas S.A. de C.V., 9.25%, 2015	1/08/10-1/21/10	6,948,500	7,168,850
Listrindo Capital B.V., 9.25%, 2015	1/22/10	5,518,112	5,694,460
Petroleos Mexicanos, 6%, 2020	1/28/10	9,559,715	9,559,715
Republic of Indonesia, 5.875%, 2020	1/12/10-1/15/10	23,168,424	23,605,169
Republic of Vietnam, 6.75%, 2020	1/25/10	6,524,801	6,643,821
TNK-BP Finance S.A., 6.25%, 2015	1/27/10	2,973,718	2,984,836
TNK-BP Finance S.A., 7.25%, 2020	1/27/10-1/28/10	7,230,009	7,252,138
Urbi Desarrollos Urbanos S.A. de C.V. , 9.5%, 2020	1/13/10-1/27/10	7,866,973	8,013,340
Total Restricted Securities			$113,588,284
% of Net Assets			6.7%

The following abbreviations are used in this report and are defined:

CDI	Interbank Deposit Certificates
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira

See Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/10

Forward Foreign Currency Exchange Contracts at 1/31/10

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	BRL	Barclays Bank PLC	6,122,817	2/02/10	$3,279,495	$3,248,179	$31,316
SELL	BRL	Credit Suisse Group	1,996,650	2/02/10	1,070,016	1,059,231	10,785
SELL	BRL	Deutsche Bank AG	944,000	2/02/10	505,895	500,796	5,099
SELL	BRL	Goldman Sachs International	3,128,723	2/02/10	1,684,827	1,659,800	25,027
SELL	BRL	HSBC Bank	12,158,629	2/02/10	6,547,458	6,450,201	97,257
SELL	BRL	JPMorgan Chase Bank N.A.	11,747,436	2/02/10	6,302,273	6,232,062	70,211
BUY	INR	Deutsche Bank AG	203,636,000	2/08/10	4,405,322	4,408,575	3,253
BUY	KRW	Deutsche Bank AG	3,349,605,000	2/26/10	2,881,132	2,881,221	89
BUY	KRW	JPMorgan Chase Bank N.A.	8,343,347,000	2/11/10	7,165,977	7,179,819	13,842
SELL	KRW	JPMorgan Chase Bank N.A.	2,061,561,000	2/03/10	1,787,997	1,774,478	13,519
SELL	KRW	Merrill Lynch International Bank	999,122,000	2/03/10	866,542	859,990	6,552
BUY	MYR	JPMorgan Chase Bank N.A.	16,784,000	2/25/10	4,894,008	4,915,286	21,278
BUY	MYR	Merrill Lynch International Bank	1,760,000	2/25/10	512,821	515,426	2,605
BUY	PHP	Deutsche Bank AG	112,686,000	2/26/10	2,410,396	2,416,473	6,077
SELL	RUB	JPMorgan Chase Bank N.A.	144,076,000	2/11/10	4,751,847	4,737,942	13,905
BUY	TRY	HSBC Bank	10,148,414	2/22/10	6,612,235	6,756,263	144,028

							$464,843

Liability Derivatives
BUY	BRL	Barclays Bank PLC	13,114,635	2/02/10-3/02/10	$7,236,985	$6,940,112	$(296,873)
BUY	BRL	Credit Suisse Group	5,341,301	2/02/10-3/02/10	2,958,147	2,826,458	(131,689)
BUY	BRL	Deutsche Bank AG	9,888,000	2/02/10-3/02/10	5,339,251	5,222,204	(117,047)
BUY	BRL	Goldman Sachs International	6,257,447	2/02/10-3/02/10	3,459,293	3,311,408	(147,885)
BUY	BRL	HSBC Bank	31,890,257	2/02/10-3/02/10	17,773,273	16,875,425	(897,848)
BUY	BRL	JPMorgan Chase Bank N.A.	988,000	2/17/10	553,037	522,749	(30,288)
BUY	BRL	JPMorgan Chase Bank N.A.	25,554,872	2/02/10-3/02/10	14,172,440	13,523,305	(649,135)

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	CLP	HSBC Bank	2,233,039,000	3/02/10	$4,281,954	$4,263,152	$(18,802)
BUY	CNY	Deutsche Bank AG	21,552,000	5/17/10	3,194,580	3,156,009	(38,571)
BUY	CNY	HSBC Bank	30,514,000	5/17/10	4,538,748	4,468,378	(70,370)
BUY	EUR	Barclays Bank PLC	1,955,000	3/15/10	2,837,702	2,710,330	(127,372)
BUY	IDR	JPMorgan Chase Bank N.A.	51,003,687,158	2/16/10-4/15/10	5,549,802	5,423,599	(126,203)
BUY	IDR	Merrill Lynch International Bank	6,194,942,000	4/15/10	668,063	653,783	(14,280)
BUY	INR	Merrill Lynch International Bank	313,271,000	2/11/10	6,857,496	6,780,561	(76,935)
BUY	KRW	Deutsche Bank AG	2,436,288,000	2/22/10	2,135,558	2,095,860	(39,698)
BUY	KRW	JPMorgan Chase Bank N.A.	2,061,561,000	2/03/10	1,784,365	1,774,479	(9,886)
BUY	KRW	JPMorgan Chase Bank N.A.	2,061,561,000	3/02/10	1,786,758	1,773,081	(13,677)
BUY	KRW	Merrill Lynch International Bank	7,753,082,000	2/03/10-3/08/10	6,813,864	6,668,135	(145,729)
BUY	MXN	JPMorgan Chase Bank N.A.	123,734,410	4/19/10	9,635,136	9,376,483	(258,653)
BUY	MXN	Merrill Lynch International Bank	55,916,000	2/08/10	4,329,707	4,272,474	(57,233)
BUY	MYR	JPMorgan Chase Bank N.A.	2,026,000	2/04/10	595,445	593,932	(1,513)
BUY	PHP	JPMorgan Chase Bank N.A.	399,066,200	2/05/10-2/26/10	8,659,426	8,570,611	(88,815)
BUY	PHP	Merrill Lynch International Bank	65,455,000	2/26/10	1,410,364	1,403,637	(6,727)
BUY	PLN	HSBC Bank	17,084,000	3/22/10	5,949,504	5,829,654	(119,850)
BUY	RUB	JPMorgan Chase Bank N.A.	144,107,000	2/11/10	4,835,805	4,738,961	(96,844)
BUY	TRY	HSBC Bank	1,596,000	2/22/10	1,075,689	1,062,530	(13,159)

							$(3,595,082)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 1/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	317	$37,455,531	Mar-10	$22,097

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Short)	USD	244	$53,180,563	Mar-10	$(169,604)

Swap Agreements at 1/31/10

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swaps
12/31/10	BRL	35,000,000	JPMorgan Chase Bank	10.33% (fixed rate)	CDI (floating rate)	$0

At January 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,441,649,291)	$1,503,358,228
Underlying funds, at cost and value	173,236,263
Total investments, at value, including $81,900 of securities on loan (identified cost, $1,614,885,554)	$1,676,594,491
Cash	14,890,301
Restricted cash	1,141,900
Receivables for
Forward foreign currency exchange contracts	464,843
Investments sold	23,616,798
Fund shares sold	20,187,754
Interest and dividends	25,423,314
Swaps, at value	0
Other assets	18,746
Total assets	$1,762,338,147
Liabilities
Payables for
Distributions	$1,881,960
Forward foreign currency exchange contracts	3,595,082
Daily variation margin on open futures contracts	189,391
Investments purchased	46,520,584
Fund shares reacquired	6,641,582
Collateral for securities loaned, at value	87,413
Payable to affiliates
Investment adviser	135,563
Shareholder servicing costs	310,590
Distribution and service fees	42,215
Administrative services fee	2,897
Payable for independent Trustees’ compensation	1,188
Accrued expenses and other liabilities	109,749
Total liabilities	$59,518,214
Net assets	$1,702,819,933
Net assets consist of
Paid-in capital	$1,642,275,978
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	58,429,687
Accumulated net realized gain (loss) on investments and foreign currency transactions	7,085,578
Accumulated distributions in excess of net investment income	(4,971,310)
Net assets	$1,702,819,933
Shares of beneficial interest outstanding	121,342,120

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$736,794,274	52,483,987	$14.04
Class B	25,981,342	1,843,694	14.09
Class C	159,338,188	11,316,680	14.08
Class I	609,414,988	43,492,840	14.01
Class W	167,177,426	11,912,295	14.03
Class R1	220,573	15,650	14.09
Class R2	985,754	69,959	14.09
Class R3	1,247,058	88,795	14.04
Class R4	1,660,330	118,220	14.04

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.74. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, and R4.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$42,904,413
Dividends from underlying funds	78,535
Total investment income	$42,982,948
Expenses
Management fee	$4,663,857
Distribution and service fees	1,422,694
Shareholder servicing costs	631,148
Administrative services fee	99,296
Independent Trustees’ compensation	8,989
Custodian fee	189,150
Shareholder communications	74,651
Auditing fees	29,514
Legal fees	8,101
Miscellaneous	81,263
Total expenses	$7,208,663
Fees paid indirectly	(220)
Reduction of expenses by investment adviser	(2,202)
Net expenses	$7,206,241
Net investment income	$35,776,707
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$37,684,976
Written option transactions	(129,575)
Futures contracts	(760,952)
Foreign currency transactions	2,636,387
Net realized gain (loss) on investments and foreign currency transactions	$39,430,836
Change in unrealized appreciation (depreciation)
Investments	$24,390,516
Futures contracts	(133,962)
Translation of assets and liabilities in foreign currencies	(4,042,335)
Net unrealized gain (loss) on investments and foreign currency translation	$20,214,219
Net realized and unrealized gain (loss) on investments and foreign currency	$59,645,055
Change in net assets from operations	$95,421,762

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 1/31/10 (unaudited)	Year ended 7/31/09
From operations
Net investment income	$35,776,707	$29,193,305
Net realized gain (loss) on investments and foreign currency transactions	39,430,836	(22,416,321)
Net unrealized gain (loss) on investments and foreign currency translation	20,214,219	42,472,048
Change in net assets from operations	$95,421,762	$49,249,032
Distributions declared to shareholders
From net investment income	$(41,205,973)	$(31,552,817)
Change in net assets from fund share transactions	$871,636,341	$328,717,049
Total change in net assets	$925,852,130	$346,413,264
Net assets
At beginning of period	776,967,803	430,554,539
At end of period (including accumulated distributions in excess of net investment income of $4,971,310 and undistributed net investment income of $457,956)	$1,702,819,933	$776,967,803

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 1/31/10 (unaudited)		Years ended 7/31
Class A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$13.16		$13.43	$13.75	$13.67	$13.90	$12.43
Income (loss) from investment operations
Net investment income (d)	$0.40		$0.79	$0.80	$0.86	$0.72	$0.83
Net realized and unrealized gain (loss) on investments and foreign currency	0.94		(0.18)	(0.05)	0.30	0.31	1.76
Total from investment operations	$1.34		$0.61	$0.75	$1.16	$1.03	$2.59
Less distributions declared to shareholders
From net investment income	$(0.46)		$(0.88)	$(0.86)	$(0.89)	$(0.81)	$(0.81)
From net realized gain on investments	—		—	(0.21)	(0.19)	(0.45)	(0.31)
Total distributions declared to shareholders	$(0.46)		$(0.88)	$(1.07)	$(1.08)	$(1.26)	$(1.12)
Net asset value, end of period	$14.04		$13.16	$13.43	$13.75	$13.67	$13.90
Total return (%) (r)(s)(t)	10.22	(n)	5.58	5.48	8.56	7.70	21.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.40	1.40	1.43	1.55	1.71
Expenses after expense reductions (f)	1.17	(a)	1.34	1.30	1.33	1.40	1.40
Net investment income	5.67	(a)	6.59	5.78	6.14	5.25	6.28
Portfolio turnover	57		109	112	125	156	193
Net assets at end of period (000 omitted)	$736,794		$405,619	$364,037	$318,682	$155,137	$82,456

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/10 (unaudited)		Years ended 7/31
Class B			2009	2008	2007	2006	2005

Net asset value, beginning of period	$13.21		$13.48	$13.81	$13.71	$13.94	$12.45
Income (loss) from investment operations
Net investment income (d)	$0.35		$0.71	$0.70	$0.77	$0.63	$0.73
Net realized and unrealized gain (loss) on investments and foreign currency	0.94		(0.19)	(0.06)	0.31	0.29	1.78
Total from investment operations	$1.29		$0.52	$0.64	$1.08	$0.92	$2.51
Less distributions declared to shareholders
From net investment income	$(0.41)		$(0.79)	$(0.76)	$(0.79)	$(0.70)	$(0.71)
From net realized gain on investments	—		—	(0.21)	(0.19)	(0.45)	(0.31)
Total distributions declared to shareholders	$(0.41)		$(0.79)	$(0.97)	$(0.98)	$(1.15)	$(1.02)
Net asset value, end of period	$14.09		$13.21	$13.48	$13.81	$13.71	$13.94
Total return (%) (r)(s)(t)	9.79	(n)	4.81	4.62	7.90	6.90	20.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	2.10	2.05	2.08	2.20	2.37
Expenses after expense reductions (f)	1.93	(a)	2.10	2.05	2.08	2.15	2.16
Net investment income	4.98	(a)	5.88	5.07	5.44	4.54	5.51
Portfolio turnover	57		109	112	125	156	193
Net assets at end of period (000 omitted)	$25,981		$17,316	$19,042	$22,775	$20,511	$16,623

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/10 (unaudited)		Years ended 7/31
Class C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$13.20		$13.48	$13.80	$13.72	$13.95	$12.47
Income (loss) from investment operations
Net investment income (d)	$0.34		$0.70	$0.69	$0.75	$0.62	$0.73
Net realized and unrealized gain (loss) on investments and foreign currency	0.95		(0.19)	(0.04)	0.31	0.30	1.77
Total from investment operations	$1.29		$0.51	$0.65	$1.06	$0.92	$2.50
Less distributions declared to shareholders
From net investment income	$(0.41)		$(0.79)	$(0.76)	$(0.79)	$(0.70)	$(0.71)
From net realized gain on investments	—		—	(0.21)	(0.19)	(0.45)	(0.31)
Total distributions declared to shareholders	$(0.41)		$(0.79)	$(0.97)	$(0.98)	$(1.15)	$(1.02)
Net asset value, end of period	$14.08		$13.20	$13.48	$13.80	$13.72	$13.95
Total return (%) (r)(s)(t)	9.80	(n)	4.73	4.70	7.75	6.89	20.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91	(a)	2.09	2.05	2.08	2.19	2.36
Expenses after expense reductions (f)	1.91	(a)	2.09	2.05	2.08	2.15	2.15
Net investment income	4.82	(a)	5.83	5.03	5.35	4.47	5.50
Portfolio turnover	57		109	112	125	156	193
Net assets at end of period (000 omitted)	$159,338		$53,151	$29,499	$27,060	$21,254	$10,247

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/10 (unaudited)		Years ended 7/31
Class I			2009	2008	2007	2006	2005

Net asset value, beginning of period	$13.13		$13.42	$13.75	$13.65	$13.88	$12.41
Income (loss) from investment operations
Net investment income (d)	$0.42		$0.83	$0.82	$0.92	$0.76	$0.86
Net realized and unrealized gain (loss) on investments and foreign currency	0.93		(0.21)	(0.05)	0.29	0.30	1.76
Total from investment operations	$1.35		$0.62	$0.77	$1.21	$1.06	$2.62
Less distributions declared to shareholders
From net investment income	$(0.47)		$(0.91)	$(0.89)	$(0.92)	$(0.84)	$(0.84)
From net realized gain on investments	—		—	(0.21)	(0.19)	(0.45)	(0.31)
Total distributions declared to shareholders	$(0.47)		$(0.91)	$(1.10)	$(1.11)	$(1.29)	$(1.15)
Net asset value, end of period	$14.01		$13.13	$13.42	$13.75	$13.65	$13.88
Total return (%) (r)(s)	10.37	(n)	5.68	5.66	8.99	7.97	21.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	1.06	1.06	1.08	1.19	1.37
Expenses after expense reductions (f)	0.92	(a)	1.06	1.06	1.08	1.15	1.16
Net investment income	5.94	(a)	6.70	6.02	6.41	5.56	6.46
Portfolio turnover	57		109	112	125	156	193
Net assets at end of period (000 omitted)	$609,415		$279,983	$11,038	$8,518	$5,894	$5,295

See Notes to Financial Statements

Financial Highlights – continued

Class W	Six months ended 1/31/10 (unaudited)		Years ended 7/31
			2009	2008	2007	2006 (i)

Net asset value, beginning of period	$13.15		$13.43	$13.74	$13.67	$13.72
Income (loss) from investment operations
Net investment income (d)	$0.39		$0.81	$0.81	$0.87	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.96		(0.19)	(0.03)	0.30	(0.02	)(g)
Total from investment operations	$1.35		$0.62	$0.78	$1.17	$0.14
Less distributions declared to shareholders
From net investment income	$(0.47)		$(0.90)	$(0.88)	$(0.91)	$(0.19)
From net realized gain on investments	—		—	(0.21)	(0.19)	—
Total distributions declared to shareholders	$(0.47)		$(0.90)	$(1.09)	$(1.10)	$(0.19)
Net asset value, end of period	$14.03		$13.15	$13.43	$13.74	$13.67
Total return (%) (r)(s)	10.31	(n)	5.66	5.71	8.64	1.07	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	1.18	1.16	1.18	1.29	(a)
Expenses after expense reductions (f)	0.98	(a)	1.17	1.16	1.18	1.25	(a)
Net investment income	5.54	(a)	6.64	5.87	6.04	4.72	(a)
Portfolio turnover	57		109	112	125	156
Net assets at end of period (000 omitted)	$167,177		$19,614	$6,938	$4,002	$101

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/10 (unaudited)		Year ended 7/31/09 (i)
Class R1

Net asset value, beginning of period	$13.21		$10.67
Income (loss) from investment operations
Net investment income (d)	$0.35		$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	0.94		2.53	(g)
Total from investment operations	$1.29		$3.01
Less distributions declared to shareholders
From net investment income	$(0.41)		$(0.47)
Net asset value, end of period	$14.09		$13.21
Total return (%) (r)(s)	9.79	(n)	28.71	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	2.12	(a)
Expenses after expense reductions (f)	1.93	(a)	2.12	(a)
Net investment income	4.98	(a)	6.03	(a)
Portfolio turnover	57		109
Net assets at end of period (000 omitted)	$221		$130

	Six months ended 1/31/10 (unaudited)		Year ended 7/31/09 (i)
Class R2

Net asset value, beginning of period	$13.21		$10.67
Income (loss) from investment operations
Net investment income (d)	$0.39		$0.52
Net realized and unrealized gain (loss) on investments and foreign currency	0.93		2.53	(g)
Total from investment operations	$1.32		$3.05
Less distributions declared to shareholders
From net investment income	$(0.44)		$(0.51)
Net asset value, end of period	$14.09		$13.21
Total return (%) (r)(s)	10.06	(n)	29.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.59	(a)
Expenses after expense reductions (f)	1.43	(a)	1.59	(a)
Net investment income	5.49	(a)	6.30	(a)
Portfolio turnover	57		109
Net assets at end of period (000 omitted)	$986		$689

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/10 (unaudited)		Year ended 7/31/09 (i)
Class R3

Net asset value, beginning of period	$13.16		$10.63
Income (loss) from investment operations
Net investment income (d)	$0.40		$0.53
Net realized and unrealized gain (loss) on investments and foreign currency	0.94		2.53	(g)
Total from investment operations	$1.34		$3.06
Less distributions declared to shareholders
From net investment income	$(0.46)		$(0.53)
Net asset value, end of period	$14.04		$13.16
Total return (%) (r)(s)	10.22	(n)	29.33	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.35	(a)
Expenses after expense reductions (f)	1.16	(a)	1.35	(a)
Net investment income	5.62	(a)	6.68	(a)
Portfolio turnover	57		109
Net assets at end of period (000 omitted)	$1,247		$336

	Six months ended 1/31/10 (unaudited)		Year ended 7/31/09 (i)
Class R4

Net asset value, beginning of period	$13.16		$10.63
Income (loss) from investment operations
Net investment income (d)	$0.41		$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	0.94		2.52	(g)
Total from investment operations	$1.35		$3.08
Less distributions declared to shareholders
From net investment income	$(0.47)		$(0.55)
Net asset value, end of period	$14.04		$13.16
Total return (%) (r)(s)	10.36	(n)	29.54	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	1.12	(a)
Expenses after expense reductions (f)	0.90	(a)	1.12	(a)
Net investment income	5.83	(a)	7.02	(a)
Portfolio turnover	57		109
Net assets at end of period (000 omitted)	$1,660		$130

See Notes to Financial Statements

Financial Highlights – continued

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, May 1, 2006 (Class W) and December 1, 2008 (Classes R1, R2, R3 and R4), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Emerging Markets Debt Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no

Notes to Financial Statements – (unaudited) continued

trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net

Notes to Financial Statements – (unaudited) continued

asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2010 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$1,240,354,606	$—	$1,240,354,606
Corporate Bonds	—	7,186,163	—	7,186,163
Foreign Bonds	—	255,730,046	—	255,730,046
Mutual Funds	173,323,676	—	—	173,323,676
Total Investments	$173,323,676	$1,503,270,815	$—	$1,676,594,491

Other Financial Instruments
Futures	$(147,507)	$—	$—	$(147,507)
Swaps	—	0	—	0
Forward Currency Contracts	—	(3,130,239)	—	(3,130,239)

For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management is evaluating the application of the Update to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

Notes to Financial Statements – (unaudited) continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2010, which are not accounted for as hedging instruments under FASB Accounting standard Codification 815, Derivatives and Hedging (ASC 815):

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate Contracts	Interest Rate Futures	$22,097	$(169,604)
Interest Rate Contracts	Interest Rate Swaps	0	—
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	464,843	(3,595,082)
Total		$486,940	$(3,764,686)

(a)	All derivative valuations are specifically referenced within the fund’s Statement of Assets and Liabilities except for futures contracts. The value of futures contracts outstanding includes cumulative appreciation/depreciation as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements – (unaudited) continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended January 31, 2010 as reported in the Statement of Operations:

	Futures Contracts	Foreign Currency Transactions	Purchased Options	Written Options
Interest Rate Contracts	$(760,952)	$—	$—	$—
Foreign Exchange Contracts	—	2,495,753	315,338	(129,575)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended January 31, 2010 as reported in the Statement of Operations:

	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate Contracts	$(133,962)	$—
Foreign Exchange Contracts	—	(4,027,882)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral

Notes to Financial Statements – (unaudited) continued

terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund writes call or put options on securities for which it believes the premium received exceeds the potential loss that would result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Notes to Financial Statements – (unaudited) continued

Written Option Transactions

	Number or amount of contracts	Premiums received
Outstanding, beginning of period	—	$—
Options written	13,308,498	149,089
Options closed	(13,308,498)	(149,089)
Outstanding, end of period	—	$—

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a

Notes to Financial Statements – (unaudited) continued

certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Notes to Financial Statements – (unaudited) continued

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into an interest rate swap in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an

Notes to Financial Statements – (unaudited) continued

amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended January 31, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Notes to Financial Statements – (unaudited) continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, passive foreign investment company adjustments, wash sale loss deferrals, foreign currency transactions and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

7/31/09
Ordinary income (including any short-term capital gains)	$31,552,817

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/10
Cost of investments	$1,624,535,347
Gross appreciation	58,535,586
Gross depreciation	(6,476,442)
Net unrealized appreciation (depreciation)	$52,059,144

As of 7/31/09
Undistributed ordinary income	4,340,275
Capital loss carryforwards	(15,586,592)
Post-October capital loss deferral	(7,427,636)
Other temporary differences	(3,169,681)
Net unrealized appreciation (depreciation)	28,171,800

Notes to Financial Statements – (unaudited) continued

The aggregate cost above includes prior fiscal year end tax adjustments.

As of July 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

7/31/17	$(15,586,592)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 1/31/10	Year ended 7/31/09
Class A	$18,591,017	$21,908,392
Class B	653,642	1,014,833
Class C	3,107,476	1,834,163
Class I	15,427,794	6,237,638
Class W	3,336,947	530,028
Class R1	5,338	4,488
Class R2	28,389	12,921
Class R3	22,283	5,117
Class R4	33,087	5,237
Total	$41,205,973	$31,552,817

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The management fee incurred for the six months ended January 31, 2010 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fee, interest, taxes, extraordinary expenses, brokerage and transaction costs and

Notes to Financial Statements – (unaudited) continued

investment-related expenses, such that operating expenses do not exceed 0.40% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2010. For the six months ended January 31, 2010, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $364,871 for the six months ended January 31, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$714,994
Class B	0.75%	0.25%	1.00%	1.00%	113,261
Class C	0.75%	0.25%	1.00%	1.00%	539,985
Class W	0.10%	—	0.10%	0.10%	50,436
Class R1	0.75%	0.25%	1.00%	1.00%	919
Class R2	0.25%	0.25%	0.50%	0.50%	2,263
Class R3	—	0.25%	0.25%	0.25%	836
Total Distribution and Service Fees					$1,422,694

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2010 based on each class’ average daily net assets.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are

Notes to Financial Statements – (unaudited) continued

subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2010, were as follows:

Amount
Class A	$854
Class B	12,716
Class C	14,686

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2010, the fee was $199,259, which equated to 0.0316% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended January 31, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $208,434.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended January 31, 2010, these costs for the fund amounted to $223,455 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2010 was equivalent to an annual effective rate of 0.0157% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay

Notes to Financial Statements – (unaudited) continued

compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended January 31, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $6,709 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,202, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, aggregated $1,356,156,336 and $644,228,506, respectively.

Notes to Financial Statements – (unaudited) continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/10		Year ended 7/31/09 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	30,435,472	$424,673,061	20,761,783	$253,614,248
Class B	686,170	9,627,170	366,633	4,518,436
Class C	7,577,040	106,283,108	2,427,192	30,332,598
Class I	22,951,263	319,517,396	21,028,154	244,447,354
Class W	13,418,571	188,996,996	1,164,533	14,660,676
Class R1	5,423	77,756	9,476	101,318
Class R2	23,006	318,431	51,111	608,705
Class R3	64,480	910,866	25,097	304,897
Class R4	112,284	1,592,334	9,407	100,000
	75,273,709	$1,051,997,118	45,843,386	$548,688,232
Shares issued to shareholders in reinvestment of distributions
Class A	1,137,068	$15,881,948	1,627,379	$19,149,669
Class B	35,986	504,256	69,284	816,403
Class C	137,642	1,931,184	99,065	1,177,556
Class I	726,571	10,125,637	401,995	5,018,695
Class W	225,286	3,158,887	39,965	478,351
Class R1	381	5,338	372	4,488
Class R2	2,022	28,345	1,034	12,921
Class R3	1,603	22,283	425	5,117
Class R4	2,357	33,087	436	5,237
	2,268,916	$31,690,965	2,239,955	$26,668,437
Shares reacquired
Class A	(9,916,661)	$(136,937,006)	(18,657,342)	$(218,589,133)
Class B	(189,667)	(2,670,732)	(537,273)	(6,292,117)
Class C	(425,102)	(5,985,756)	(687,905)	(8,023,181)
Class I	(1,507,042)	(21,133,151)	(930,544)	(11,057,195)
Class W	(3,222,681)	(45,095,476)	(229,941)	(2,677,969)
Class R1	(2)	(25)	—	—
Class R2	(7,213)	(101,715)	(1)	(11)
Class R3	(2,809)	(39,516)	(1)	(14)
Class R4	(6,264)	(88,365)	—	—
	(15,277,441)	$(212,051,742)	(21,043,007)	$(246,639,620)

Notes to Financial Statements – (unaudited) continued

	Six months ended 1/31/10		Year ended 7/31/09 (i)
	Shares	Amount	Shares	Amount
Net change
Class A	21,655,879	$303,618,003	3,731,820	$54,174,784
Class B	532,489	7,460,694	(101,356)	(957,278)
Class C	7,289,580	102,228,536	1,838,352	23,486,973
Class I	22,170,792	308,509,882	20,499,605	238,408,854
Class W	10,421,176	147,060,407	974,557	12,461,058
Class R1	5,802	83,069	9,848	105,806
Class R2	17,815	245,061	52,144	621,615
Class R3	63,274	893,633	25,521	310,000
Class R4	108,377	1,537,056	9,843	105,237
	62,265,184	$871,636,341	27,040,334	$328,717,049

(i)	For the period from the class’ inception, December 1, 2008 (Classes R1, R2, R3 and R4), through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, MFS Growth Allocation Fund and the MFS Moderate Allocation Fund, were the owners of record of approximately 3%, 6% and 6%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended January 31, 2010, the fund’s commitment fee and interest expense were $5,821 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

Notes to Financial Statements – (unaudited) continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	27,263,418	445,927,617	(299,954,772)	173,236,263

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$78,535	$173,236,263

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust X, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	8,456,874,999.668	114,712,117.056
Lawrence H. Cohn	8,444,376,696.252	127,210,420.472
Maureen R. Goldfarb	8,460,199,495.629	111,387,621.095
David H. Gunning	8,457,576,247.254	114,010,869.470
William R. Gutow	8,455,357,487.045	116,229,629.680
Michael Hegarty	8,459,489,245.507	112,097,871.217
John P. Kavanaugh	8,458,820,402.042	112,766,714.682
Robert J. Manning	8,459,911,262.851	111,675,853.874
Robert C. Pozen	8,455,503,005.589	116,084,111.136
J. Dale Sherratt	8,450,242,918.036	121,344,198.689
Laurie J. Thomsen	8,465,182,679.794	106,404,436.931
Robert W. Uek	8,455,965,138.158	115,621,978.567

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 22, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 22, 2010

*	Print name and title of each signing officer under his or her signature.